Consolidated Balance Sheets - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash and cash equivalents	$ 79,995,129	$ 60,593,191
Current receivables	8,373,607	6,124,231
Other current assets	2,443,004	1,701,969
Total Current Assets	90,811,740	68,419,391
Non-Current Assets
Plant and equipment	37,933	40,891
Intangibles	10,554,070	12,847,248
Right of use assets	270,147	268,813
Other non-current assets	495,660	454,190
Total Non-Current Assets	11,357,810	13,611,142
TOTAL ASSETS	102,169,550	82,030,533
Current Liabilities
Trade and other payables	5,752,188	4,781,729
Employee benefits	357,029	350,135
Warrant liability	131,896	0
Lease liability	173,377	208,194
Total Current Liabilities	6,414,490	5,340,058
Non-Current Liabilities
Convertible note liability	1,452,950	2,526,870
Warrant liability	0	722,966
Employee benefits	117,252	88,915
Lease liability	107,492	80,113
Deferred tax liability	0	0
Total Non-Current Liabilities	1,677,694	3,418,864
TOTAL LIABILITIES	8,092,184	8,758,922
NET ASSETS	94,077,366	73,271,611
EQUITY
Contributed equity	367,407,757	313,422,305
Reserves	29,004,818	34,491,526
Accumulated losses	(302,335,209)	(274,642,220)
Equity attributable to the owners of Immutep Limited	94,077,366	73,271,611
TOTAL EQUITY	$ 94,077,366	$ 73,271,611